Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from discontinued operations attributable to J and Friends Holdings Limited shareholders-basic	$ (835)	$ (1,830)	$ (5,347)
Net loss from discontinued operations attributable to J and Friends Holdings Limited shareholders-diluted	(835)	(1,830)	(5,347)
Net loss from continuing operations attributable to J and Friends Holdings Limited shareholders-basic	(489)	(318)	(5,706)
Net loss from continuing operations attributable to J and Friends Holdings Limited shareholders-diluted	$ (489)	$ (318)	$ (5,706)
Denominator:
Weighted average ordinary shares outstanding-basic	581,991,927	554,687,200	494,712,397
Weighted average ordinary shares outstanding-diluted	581,991,927	554,687,200	494,712,397
Basic net loss per share from discontinued operations attributable to ordinary shareholders	$ (0.001)	$ (0.003)	$ (0.01)
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.001)	(0.003)	(0.01)
Basic net loss per share from continuing operations attributable to ordinary shareholders	(0.001)	(0.001)	(0.01)
Diluted net loss per share from continuing operations attributable to ordinary shareholders	$ (0.001)	$ (0.001)	$ (0.01)